Note 16 - Financial Instruments - Fair Values and Risk Management (Details Textual) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Investment, interest rate	8.00%
OPay Limited [member]
Statement Line Items [Line Items]
Investments in associates	$ 86.1	$ 84.6
AB Fjord Bank [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Investments in associates	$ 0.9	0.9
Star X [member]
Statement Line Items [Line Items]
Investments in associates		83.5
Star X [member] | Preference shares [member]
Statement Line Items [Line Items]
Investments in associates		$ 83.5